Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 1,243	$ 1,138
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	221	221
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	551	551
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	172	172
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	95	192
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 202	$ 0